Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 57,139	¥ 24,066
Less: Accumulated amortization	[1]	(3,641)	(2,440)
Intangible assets, net		53,498	21,626
Insurance agency license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[2]	45,150	12,336
Insurance adjusting license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		3,067	3,067
Insurance brokerage license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		2,647	2,647
Software and system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		5,695	5,436
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 580	¥ 580

[1]	Amortization expenses for the years ended December 31, 2020, 2021 and 2022 were RMB424, RMB950 and RMB1,201, respectively.
[2]	During the year ended December 31, 2022, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,519 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB37,333 in insurance agency license.